Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000011998 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[1]
C000011998 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[1]
C000011998 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[1]
C000011998 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000011998 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000011998 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000011998 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000011998 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000011998 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000011998 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
C000011998 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[2]
C000011998 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[2]
C000011998 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[2]
C000011998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[2]
C000011997 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[3]
C000011997 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[3]
C000011997 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[3]
C000011997 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000011997 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000011997 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000011997 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000011997 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[3]
C000011997 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000011997 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000011997 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[4]
C000011997 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[4]
C000011997 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[4]
C000011997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[4]
C000088835 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[5]
C000088835 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[5]
C000088835 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[5]
C000088835 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000088835 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000088835 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000088835 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000088835 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000088835 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000088835 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000088835 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[6]
C000088835 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[6]
C000088835 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[6]
C000088835 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[6]
C000051481 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[7]
C000051481 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[7]
C000051481 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[7]
C000051481 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000051481 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000051481 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000051481 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000051481 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000051481 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000051481 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000051481 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[8]
C000051481 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[8]
C000051481 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[8]
C000051481 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[8]
C000082487 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%	[9]
C000082487 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%	[9]
C000082487 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[9]
C000082487 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000082487 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000082487 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000082487 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000082487 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[9]
C000082487 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000082487 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000082487 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%	[10]
C000082487 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[10]
C000082487 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%	[10]
C000082487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%	[10]
C000012000 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[11]
C000012000 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[11]
C000012000 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[11]
C000012000 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[11]
C000012000 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000012000 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000012000 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000012000 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000012000 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000012000 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000012000 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%	[12]
C000012000 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[12]
C000012000 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[12]
C000012000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[12]
C000011999 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[13]
C000011999 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[13]
C000011999 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[13]
C000011999 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[13]
C000011999 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[13]
C000011999 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000011999 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000011999 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[13]
C000011999 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000011999 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000011999 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%	[14]
C000011999 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[14]
C000011999 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[14]
C000011999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[14]
C000088838 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[15]
C000088838 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[15]
C000088838 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000088838 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[15]
C000088838 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[15]
C000088838 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000088838 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[15]
C000088838 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[15]
C000088838 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000088838 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[15]
C000088838 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%	[16]
C000088838 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[16]
C000088838 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[16]
C000088838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[16]
C000051482 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[17]
C000051482 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[17]
C000051482 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[17]
C000051482 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[17]
C000051482 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000051482 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000051482 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[17]
C000051482 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000051482 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000051482 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000051482 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%	[18]
C000051482 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[18]
C000051482 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[18]
C000051482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[18]
C000082488 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[19]
C000082488 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[19]
C000082488 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[19]
C000082488 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[19]
C000082488 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[19]
C000082488 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000082488 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[19]
C000082488 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[19]
C000082488 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000082488 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[19]
C000082488 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%	[20]
C000082488 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)	[20]
C000082488 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[20]
C000082488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[20]
C000012002 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[21]
C000012002 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[21]
C000012002 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[21]
C000012002 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
C000012002 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[21]
C000012002 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000012002 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000012002 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000012002 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[21]
C000012002 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[21]
C000012002 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[22]
C000012002 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[22]
C000012002 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%	[22]
C000012002 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[22]
C000012001 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[23]
C000012001 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[23]
C000012001 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[23]
C000012001 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000012001 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[23]
C000012001 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000012001 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[23]
C000012001 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000012001 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000012001 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[23]
C000012001 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[24]
C000012001 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[24]
C000012001 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%	[24]
C000012001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[24]
C000088841 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[25]
C000088841 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[25]
C000088841 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[25]
C000088841 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
C000088841 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[25]
C000088841 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000088841 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[25]
C000088841 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000088841 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[25]
C000088841 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000088841 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[26]
C000088841 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[26]
C000088841 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%	[26]
C000088841 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[26]
C000051483 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[27]
C000051483 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[27]
C000051483 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[27]
C000051483 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000051483 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[27]
C000051483 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000051483 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000051483 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000051483 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[27]
C000051483 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000051483 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[28]
C000051483 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[28]
C000051483 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%	[28]
C000051483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[28]
C000082489 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[29]
C000082489 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%	[29]
C000082489 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[29]
C000082489 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[29]
C000082489 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[29]
C000082489 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[29]
C000082489 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[29]
C000082489 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[29]
C000082489 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[29]
C000082489 [Member] | BlackRock High Yield Bond Portfolio Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[29]
C000082489 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%	[30]
C000082489 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)	[30]
C000082489 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%	[30]
C000082489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[30]
C000063261 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[31]
C000063261 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31],[32]
C000063261 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[31]
C000063261 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[31]
C000063261 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[31]
C000063261 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[31]
C000063261 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[31]
C000063261 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[31]
C000063261 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[31]
C000063261 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%	[33]
C000063261 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[33]
C000063261 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[33]
C000063261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[33]
C000063260 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[34]
C000063260 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value		[34],[35]
C000063260 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[34]
C000063260 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[34]
C000063260 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[34]
C000063260 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[34]
C000063260 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[34]
C000063260 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[34]
C000063260 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[34]
C000063260 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%	[36]
C000063260 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[36]
C000063260 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[36]
C000063260 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[36]
C000088844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[37]
C000088844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37],[38]
C000088844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[37]
C000088844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[37]
C000088844 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[37]
C000088844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[37]
C000088844 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000088844 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000088844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[37]
C000088844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%	[39]
C000088844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[39]
C000088844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000088844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[39]
C000063262 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[40]
C000063262 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value		[40],[41]
C000063262 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[40]
C000063262 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[40]
C000063262 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000063262 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[40]
C000063262 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000063262 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[40]
C000063262 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[40]
C000063262 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%	[42]
C000063262 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[42]
C000063262 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000063262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[42]
C000082490 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%	[43]
C000082490 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43],[44]
C000082490 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[43]
C000082490 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[43]
C000082490 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[43]
C000082490 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000082490 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[43]
C000082490 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[43]
C000082490 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[43]
C000082490 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.00%	[45]
C000082490 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[45]
C000082490 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[45]
C000082490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%	[45]
C000089955 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[46]
C000089955 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[46]
C000089955 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[46]
C000089955 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[46]
C000089955 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000089955 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
C000089955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[46]
C000089955 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[46]
C000089955 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[46]
C000089955 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[46]
C000089955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[47]
C000089955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[47]
C000089955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[47]
C000089955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[47]
C000089953 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[48]
C000089953 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[48]
C000089953 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[48]
C000089953 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[48]
C000089953 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[48]
C000089953 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000089953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000089953 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[48]
C000089953 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[48]
C000089953 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[48]
C000089953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[49]
C000089953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[49]
C000089953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[49]
C000089953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[49]
C000089954 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[50]
C000089954 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[50]
C000089954 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000089954 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[50]
C000089954 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[50]
C000089954 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[50]
C000089954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[50]
C000089954 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[50]
C000089954 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000089954 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[50]
C000089954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[51]
C000089954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[51]
C000089954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[51]
C000089954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[51]
C000089956 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[52]
C000089956 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[52]
C000089956 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[52]
C000089956 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[52]
C000089956 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[52]
C000089956 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[52]
C000089956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[52]
C000089956 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[52]
C000089956 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[52]
C000089956 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[52]
C000089956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[53]
C000089956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[53]
C000089956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[53]
C000089956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[53]
C000089952 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%	[54]
C000089952 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[54]
C000089952 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000089952 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[54]
C000089952 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000089952 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000089952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000089952 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[54]
C000089952 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000089952 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[54]
C000089952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%	[55]
C000089952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[55]
C000089952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[55]
C000089952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%	[55]
C000089959 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%	[56]
C000089959 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000089959 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[56]
C000089959 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[56]
C000089959 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[56]
C000089959 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[56]
C000089959 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[56]
C000089959 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[56]
C000089959 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[56]
C000089959 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[56]
C000089959 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%	[57]
C000089959 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[57]
C000089959 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[57]
C000089959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[57]
C000089957 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%	[58]
C000089957 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[58]
C000089957 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[58]
C000089957 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[58]
C000089957 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
C000089957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000089957 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[58]
C000089957 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[58]
C000089957 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[58]
C000089957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[58]
C000089957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%	[59]
C000089957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[59]
C000089957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[59]
C000089957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[59]
C000089958 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%	[60]
C000089958 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[60]
C000089958 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[60]
C000089958 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[60]
C000089958 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[60]
C000089958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[60]
C000089958 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[60]
C000089958 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[60]
C000089958 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[60]
C000089958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[60]
C000089958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%	[61]
C000089958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[61]
C000089958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[61]
C000089958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[61]
C000089960 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%	[62]
C000089960 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[62]
C000089960 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[62]
C000089960 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[62]
C000089960 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[62]
C000089960 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[62]
C000089960 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[62]
C000089960 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[62]
C000089960 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[62]
C000089960 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[62]
C000089960 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%	[63]
C000089960 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[63]
C000089960 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[63]
C000089960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[63]
C000089961 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%	[64]
C000089961 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[64]
C000089961 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[64]
C000089961 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[64]
C000089961 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[64]
C000089961 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[64]
C000089961 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[64]
C000089961 [Member] | iShares Global Infrastructure ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[64]
C000089961 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[64]
C000089961 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[64]
C000089961 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%	[65]
C000089961 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)	[65]
C000089961 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[65]
C000089961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%	[65]
C000089964 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[66]
C000089964 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[66]
C000089964 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[66]
C000089964 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[66]
C000089964 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[66]
C000089964 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[66]
C000089964 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[66]
C000089964 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[66]
C000089964 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[66]
C000089964 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[66]
C000089964 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%	[67]
C000089964 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[67]
C000089964 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[67]
C000089964 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[67]
C000089962 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[68]
C000089962 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[68]
C000089962 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[68]
C000089962 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[68]
C000089962 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[68]
C000089962 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[68]
C000089962 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[68]
C000089962 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[68]
C000089962 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[68]
C000089962 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[68]
C000089962 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%	[69]
C000089962 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[69]
C000089962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[69]
C000089962 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000089963 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[70]
C000089963 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[70]
C000089963 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[70]
C000089963 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[70]
C000089963 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[70]
C000089963 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[70]
C000089963 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[70]
C000089963 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[70]
C000089963 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[70]
C000089963 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[70]
C000089963 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%	[71]
C000089963 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[71]
C000089963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[71]
C000089963 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000089965 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[72]
C000089965 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[72]
C000089965 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[72]
C000089965 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[72]
C000089965 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[72]
C000089965 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[72]
C000089965 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[72]
C000089965 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[72]
C000089965 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[72]
C000089965 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[72]
C000089965 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%	[73]
C000089965 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[73]
C000089965 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[73]
C000089965 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[73]
C000089966 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%	[74]
C000089966 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[74]
C000089966 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[74]
C000089966 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[74]
C000089966 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[74]
C000089966 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[74]
C000089966 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[74]
C000089966 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[74]
C000089966 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[74]
C000089966 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[74]
C000089966 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.90%	[75]
C000089966 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[75]
C000089966 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[75]
C000089966 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[75]
C000187070 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[76]
C000187070 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[76]
C000187070 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[76]
C000187070 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[76]
C000187070 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[76]
C000187070 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[76]
C000187070 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[76]
C000187070 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[76]
C000187070 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[76]
C000187070 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[76]
C000187070 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%	[77]
C000187070 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[77]
C000187070 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[77]
C000187070 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[77]
C000187068 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[78]
C000187068 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[78]
C000187068 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[78]
C000187068 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[78]
C000187068 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[78]
C000187068 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[78]
C000187068 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[78]
C000187068 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[78]
C000187068 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[78]
C000187068 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[78]
C000187068 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%	[79]
C000187068 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[79]
C000187068 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[79]
C000187068 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[79]
C000187069 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[80]
C000187069 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[80]
C000187069 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[80]
C000187069 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[80]
C000187069 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[80]
C000187069 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[80]
C000187069 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[80]
C000187069 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[80]
C000187069 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[80]
C000187069 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[80]
C000187069 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%	[81]
C000187069 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[81]
C000187069 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[81]
C000187069 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[81]
C000187072 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[82]
C000187072 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[82]
C000187072 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[82]
C000187072 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[82]
C000187072 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000187072 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[82]
C000187072 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[82]
C000187072 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[82]
C000187072 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[82]
C000187072 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[82]
C000187072 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%	[83]
C000187072 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[83]
C000187072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[83]
C000187072 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[83]
C000187071 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[84]
C000187071 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[84]
C000187071 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[84]
C000187071 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[84]
C000187071 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[84]
C000187071 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[84]
C000187071 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[84]
C000187071 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[84]
C000187071 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[84]
C000187071 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[84]
C000187071 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%	[85]
C000187071 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[85]
C000187071 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[85]
C000187071 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[85]
C000213846 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[86]
C000213846 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[86]
C000213846 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[86]
C000213846 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[86]
C000213846 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[86]
C000213846 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[86]
C000213846 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[86]
C000213846 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[86]
C000213846 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[86]
C000213846 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[86]
C000213846 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[87]
C000213846 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[87]
C000213846 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[87]
C000213846 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[87]
C000213845 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[88]
C000213845 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[88]
C000213845 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[88]
C000213845 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[88]
C000213845 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[88]
C000213845 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[88]
C000213845 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[88]
C000213845 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[88]
C000213845 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[88]
C000213845 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[88]
C000213845 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[89]
C000213845 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[89]
C000213845 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[89]
C000213845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[89]
C000213843 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[90]
C000213843 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[90]
C000213843 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[90]
C000213843 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[90]
C000213843 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[90]
C000213843 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]
C000213843 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[90]
C000213843 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[90]
C000213843 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[90]
C000213843 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[90]
C000213843 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[91]
C000213843 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[91]
C000213843 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[91]
C000213843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[91]
C000213844 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[92]
C000213844 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[92]
C000213844 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[92]
C000213844 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[92]
C000213844 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[92]
C000213844 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[92]
C000213844 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[92]
C000213844 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[92]
C000213844 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[92]
C000213844 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[92]
C000213844 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[93]
C000213844 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[93]
C000213844 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[93]
C000213844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[93]
C000213847 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[94]
C000213847 [Member] | BlackRock Diversified Fixed Income Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[94]
C000213847 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[94]
C000213847 [Member] | BlackRock Tactical Opportunities Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[94]
C000213847 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[94]
C000213847 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[94]
C000213847 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[94]
C000213847 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[94]
C000213847 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[94]
C000213847 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[94]
C000213847 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.00%	[95]
C000213847 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[95]
C000213847 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[95]
C000213847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%	[95]
C000251825 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[96]
C000251825 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[96]
C000251825 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[96]
C000251825 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[96]
C000251825 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[96]
C000251825 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[96]
C000251825 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[96]
C000251825 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[96]
C000251825 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[96]
C000251825 [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[96]
C000251825 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%	[97]
C000251825 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[97]
C000251825 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[97]
C000251825 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[97]
C000251826 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[98]
C000251826 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[98]
C000251826 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[98]
C000251826 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[98]
C000251826 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[98]
C000251826 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[98]
C000251826 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[98]
C000251826 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[98]
C000251826 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[98]
C000251826 [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[98]
C000251826 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%	[99]
C000251826 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[99]
C000251826 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[99]
C000251826 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[99]
C000251827 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[100]
C000251827 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[100]
C000251827 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[100]
C000251827 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[100]
C000251827 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[100]
C000251827 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[100]
C000251827 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[100]
C000251827 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[100]
C000251827 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[100]
C000251827 [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[100]
C000251827 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%	[101]
C000251827 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[101]
C000251827 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[101]
C000251827 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[101]
C000251828 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[102]
C000251828 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[102]
C000251828 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[102]
C000251828 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[102]
C000251828 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[102]
C000251828 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[102]
C000251828 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[102]
C000251828 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[102]
C000251828 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[102]
C000251828 [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[102]
C000251828 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%	[103]
C000251828 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[103]
C000251828 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[103]
C000251828 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[103]
C000251824 [Member] | Diversified Equity Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.30%	[104]
C000251824 [Member] | International Tilts Master Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[104]
C000251824 [Member] | BlackRock Advantage Emerging Markets Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[104]
C000251824 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[104]
C000251824 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[104]
C000251824 [Member] | BlackRock Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[104]
C000251824 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[104]
C000251824 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[104]
C000251824 [Member] | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[104]
C000251824 [Member] | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[104]
C000251824 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.80%	[105]
C000251824 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.80%)	[105]
C000251824 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[105]
C000251824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[105]

[1]	Excludes short-term securities.
[2]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[3]	Excludes short-term securities.
[4]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[5]	Excludes short-term securities.
[6]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[7]	Excludes short-term securities.
[8]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[9]	Excludes short-term securities.
[10]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[11]	Excludes short-term securities.
[12]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[13]	Excludes short-term securities.
[14]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[15]	Excludes short-term securities.
[16]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[17]	Excludes short-term securities.
[18]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[19]	Excludes short-term securities.
[20]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[21]	Excludes short-term securities.
[22]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[23]	Excludes short-term securities.
[24]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[25]	Excludes short-term securities.
[26]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[27]	Excludes short-term securities.
[28]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[29]	Excludes short-term securities.
[30]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[31]	Excludes short-term securities.
[32]	Rounds to less than 0.1%.
[33]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[34]	Excludes short-term securities.
[35]	Rounds to less than 0.1%.
[36]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[37]	Excludes short-term securities.
[38]	Rounds to less than 0.1%.
[39]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[40]	Excludes short-term securities.
[41]	Rounds to less than 0.1%.
[42]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[43]	Excludes short-term securities.
[44]	Rounds to less than 0.1%.
[45]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[46]	Excludes short-term securities.
[47]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[48]	Excludes short-term securities.
[49]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[50]	Excludes short-term securities.
[51]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[52]	Excludes short-term securities.
[53]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[54]	Excludes short-term securities.
[55]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[56]	Excludes short-term securities.
[57]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[58]	Excludes short-term securities.
[59]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[60]	Excludes short-term securities.
[61]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[62]	Excludes short-term securities.
[63]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[64]	Excludes short-term securities.
[65]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[66]	Excludes short-term securities.
[67]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[68]	Excludes short-term securities.
[69]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[70]	Excludes short-term securities.
[71]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[72]	Excludes short-term securities.
[73]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[74]	Excludes short-term securities.
[75]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[76]	Excludes short-term securities.
[77]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[78]	Excludes short-term securities.
[79]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[80]	Excludes short-term securities.
[81]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[82]	Excludes short-term securities.
[83]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[84]	Excludes short-term securities.
[85]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[86]	Excludes short-term securities.
[87]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[88]	Excludes short-term securities.
[89]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[90]	Excludes short-term securities.
[91]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[92]	Excludes short-term securities.
[93]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[94]	Excludes short-term securities.
[95]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[96]	Excludes short-term securities.
[97]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[98]	Excludes short-term securities.
[99]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[100]	Excludes short-term securities.
[101]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[102]	Excludes short-term securities.
[103]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.
[104]	Excludes short-term securities.
[105]	The portfolio composition above uses a different methodology than the applicable disclosure in the Fund’s prospectus.